Share-Based Compensation Plans (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation Expense by Award Type

Share-based compensation expense for the fiscal years ended June 30, 2018, 2017 and 2016 is as follows ($000):

Year Ended June 30,	2018	2017	2016
Stock Options and Cash-Based Stock Appreciation Rights	$6,605	$5,611	$4,309
Restricted Share Awards and Cash-Based Restricted Share Unit Awards	7,850	6,799	4,401
Performance Share Awards and Cash-Based Performance Share Unit Awards	5,221	3,626	2,196
	$19,676	$16,036	$10,906

Schedule of Fair Value Assumptions under Stock Option Plan

The Company utilized the Black-Scholes valuation model for estimating the fair value of stock option expense. During the fiscal years ended June 30, 2018, 2017 and 2016, the weighted-average fair value of options granted under the stock option plan was $14.23, $8.88 and $7.35, respectively, per option using the following assumptions:

Year Ended June 30,	2018	2017	2016
Risk-free interest rate	2.00%	1.43%	1.68%
Expected volatility	37%	37%	38%
Expected life of options	6.43 years	6.28 years	6.43 years
Dividend yield	None	None	None

Stock Option and Cash-Based Stock Appreciation Rights Activity

Stock option and cash-based stock appreciation rights activity during the fiscal year ended June 30, 2018 was as follows:

	Stock Options		Cash-Based Stock Appreciation Rights
	Number of	Weighted Average	Number of	Weighted Average
	Shares	Exercise Price	Rights	Exercise Price
Outstanding - July 1, 2017	4,080,915	$18.15	214,467	$19.17
Granted	474,270	$35.54	47,800	$35.46
Exercised	(573,004)	$18.27	(30,467)	$18.44
Forfeited and Expired	(53,473)	$27.67	(26,352)	$23.14
Outstanding - June 30, 2018	3,928,708	$20.07	205,448	$22.56
Exercisable - June 30, 2018	2,288,266	$17.24	59,766	$18.47

Share-Based Compensation Outstanding and Exercisable Options	Outstanding and exercisable stock options at June 30, 2018 were as follows:

	Stock Options and Cash-Based Stock			Stock Options and Cash-Based Stock
	Appreciation Rights Outstanding			Appreciation Rights Exercisable
		Weighted	Weighted		Weighted	Weighted
	Number of	Average Remaining	Average	Number of	Average Remaining	Average
Range of	Shares or	Contractual Term	Exercise	Shares or	Contractual Term	Exercise
Exercise Prices	Rights	(Years)	Price	Rights	(Years)	Price
$10.04 - $15.38	902,022	4.21	$13.25	667,878	3.54	$12.99
$15.47 - $23.50	2,647,015	5.58	$19.29	1,657,129	4.40	$18.80
$25.91 - $39.65	569,559	9.00	$34.79	23,025	7.14	$31.23
$41.50 - $45.24	15,560	9.55	$42.87	-	-	$-
	4,134,156	5.77	$20.20	2,348,032	$4.18	$17.27

Restricted Share and Cash-Based Restricted Share Unit Activity

Restricted share and cash-based restricted share unit activity during the fiscal year ended June 30, 2018, was as follows:

	Restricted Share Awards		Cash-Based Restricted Share Units
	Number of	Weighted Average	Number of	Weighted Average
	Shares	Grant Date Fair Value	Units	Grant Date Fair Value
Nonvested - June 30, 2017	811,833	$19.45	140,927	$19.12
Granted	166,348	$35.58	46,012	$35.43
Vested	(370,571)	$18.15	(55,189)	$17.45
Forfeited	(12,091)	$28.71	(14,424)	$24.97
Nonvested - June 30, 2018	595,519	$24.58	117,326	$25.57

Performance Share and Cash-Based Performance Share Unit Award Activity	Performance share and cash-based performance share unit award activity relating to the Plan during the year ended June 30, 2018, was as follows:

	Performance Share Awards		Cash-Based Performance Share Units
	Number of	Weighted Average	Number of	Weighted Average
	Shares	Grant Date Fair Value	Units	Grant Date Fair Value
Nonvested - June 30, 2017	377,710	$19.52	17,152	$19.37
Granted	99,168	$35.25	9,120	$35.25
Vested	(70,210)	$14.84	(2,221)	$15.42
Forfeited	(24,398)	$17.84	(6,772)	$25.88
Nonvested - June 30, 2018	382,270	$24.57	17,279	$25.71